Fees Summary	Sep. 04, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 7,500,000
Previously Paid Amount	0
Total Fee Amount	1,148.25
Total Offset Amount	0.00
Net Fee	$ 1,148.25